Balance Sheets (USD $)	May 31, 2013	May 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 2,223	$ 1,916
Total current assets	2,223	1,916
TOTAL ASSETS	2,223	1,916
CURRENT LIABILITIES
Accounts payable and Accrued liabilities	7,270	3,500
Accrued interest	125
Note payable	3,000
Total liabilities	10,395	3,500
STOCKHOLDERS' EQUITY (DEFICIENCY)
20,000,000 shares authorized, $0.0001 par value. 0 shares issued and outstanding.
480,000,000 shares authorized, $0.0001 par value. 9,650,000 and 9, 350,000 shares issued and outstanding at May 31, 2013 and May 31, 2012, respectively.	965	935
Additional paid-in capital	14,535	11,565
Deficit accumulated during the development stage	(23,672)	(14,084)
Total Stockholders' Equity (Deficiency)	(8,172)	(1,584)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,223	$ 1,916